Exhibit 99.1

World Omni Select Auto Trust 2020-A
Monthly Servicer Certificate
November 30, 2023

Dates Covered
Collections Period	11/01/23 - 11/30/23
Interest Accrual Period	11/15/23 - 12/14/23
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/23	149,051,922.04	11,207
Principal Payments	6,268,365.49	168
Defaulted Receivables	610,832.58	41
Repurchased Accounts	0.00	0
Pool Balance at 11/30/23	142,172,723.97	10,998

Pool Statistics	$ Amount	# of Accounts
Pool Factor	16.42%
Prepayment ABS Speed	0.96%
Aggregate Starting Principal Balance	865,949,696.84	33,461

Delinquent Receivables:
Past Due 31-60 days	11,309,049.00	756
Past Due 61-90 days	3,563,269.85	230
Past Due 91-120 days	627,024.64	43
Past Due 121+ days	0.00	0
Total	15,499,343.49	1,029

Total 31+ Delinquent as % Ending Pool Balance	10.90%
Total 61+ Delinquent as % Ending Pool Balance	2.95%
Delinquency Trigger Occurred	NO

Recoveries	464,788.14
Aggregate Net Losses/(Gains) - November 2023	146,044.44
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.18%
Prior Net Losses/(Gains) Ratio	1.84%
Second Prior Net Losses/(Gains) Ratio	0.83%
Third Prior Net Losses/(Gains) Ratio	1.05%
Four Month Average	1.23%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.68%

Overcollateralization Target Amount	17,771,590.50
Actual Overcollateralization	17,771,590.50
Weighted Average Contract Rate	8.32%
Weighted Average Remaining Term	29.78

Flow of Funds	$ Amount
Collections	7,735,707.33
Investment Earnings on Cash Accounts	57,376.43
Servicing Fee	(155,262.42)
Transfer to Collection Account	-
Available Funds	7,637,821.34

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	-
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	20,377.30
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	46,010.42
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Class D Interest	53,351.67
(9) Noteholders' Fourth Priority Principal Distributable Amount	-
(10) Class E Interest	-
(11) Noteholders' Fifth Priority Principal Distributable Amount	-
(12) Required Reserve Account	-
(13) Noteholders' Principal Distributable Amount	6,019,298.31
(14) Asset Representation Reviewer Amounts (in excess of 1)	-
(15) Distribution to Certificateholders	1,498,783.64

Total Distributions of Available Funds	7,637,821.34

Servicing Fee	155,262.42
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	630,400,000.00
Original Class B	69,260,000.00
Original Class C	44,170,000.00
Original Class D	37,660,000.00
Original Class E	19,480,000.00

Total Class A, B, C, D & E
Note Balance @ 11/15/23	130,420,431.78
Principal Paid	6,019,298.31
Note Balance @ 12/15/23	124,401,133.47

Class A-1
Note Balance @ 11/15/23	0.00
Principal Paid	0.00
Note Balance @ 12/15/23	0.00
Note Factor @ 12/15/23	0.0000000%

Class A-2
Note Balance @ 11/15/23	0.00
Principal Paid	0.00
Note Balance @ 12/15/23	0.00
Note Factor @ 12/15/23	0.0000000%

Class A-3
Note Balance @ 11/15/23	0.00
Principal Paid	0.00
Note Balance @ 12/15/23	0.00
Note Factor @ 12/15/23	0.0000000%

Class B
Note Balance @ 11/15/23	29,110,431.78
Principal Paid	6,019,298.31
Note Balance @ 12/15/23	23,091,133.47
Note Factor @ 12/15/23	33.3397827%

Class C
Note Balance @ 11/15/23	44,170,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	44,170,000.00
Note Factor @ 12/15/23	100.0000000%

Class D
Note Balance @ 11/15/23	37,660,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	37,660,000.00
Note Factor @ 12/15/23	100.0000000%

Class E
Note Balance @ 11/15/23	19,480,000.00
Principal Paid	0.00
Note Balance @ 12/15/23	19,480,000.00
Note Factor @ 12/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	119,739.39
Total Principal Paid	6,019,298.31
Total Paid	6,139,037.70

Class A-1
Coupon	0.20633%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.47000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.55000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class B
Coupon	0.84000%
Interest Paid	20,377.30
Principal Paid	6,019,298.31
Total Paid to B Holders	6,039,675.61

Class C
Coupon	1.25000%
Interest Paid	46,010.42
Principal Paid	0.00
Total Paid to C Holders	46,010.42

Class D
Coupon	1.70000%
Interest Paid	53,351.67
Principal Paid	0.00
Total Paid to D Holders	53,351.67

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1494930
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	7.5150109
Total Distribution Amount	7.6645039

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

B Interest Distribution Amount	0.2942146
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	86.9087252
Total B Distribution Amount	87.2029398

C Interest Distribution Amount	1.0416667
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0416667

D Interest Distribution Amount	1.4166668
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	1.4166668

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/23	12,989,245.45
Investment Earnings	56,149.75
Investment Earnings Paid	(56,149.75)
Deposit/(Withdrawal)	-
Balance as of 12/15/23	12,989,245.45
Change	-

Required Reserve Amount	12,989,245.45

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,918,170.74	$2,137,174.96	$1,935,412.14
Number of Extensions	131	150	131
Ratio of extensions to Beginning of Period Receivables Balance	1.29%	1.36%	1.18%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2020-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.